As filed with the Securities and Exchange	Registration No. 033-34370*
Commission on December 16, 2014	Registration No. 811-02512

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
Post-Effective Amendment No. 71 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B

(Exact Name of Registrant)

of

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

(Name of Depositor)

One Orange Way

Windsor, Connecticut 06095-4774

(860) 580-4646

(Address and Telephone Number of Depositor’s Principal Office)

J. Neil McMurdie, Senior Counsel Voya Retirement Insurance and Annuity Company One Orange Way, C2N, Windsor, CT 06095-4774 860-580-2824 (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on __________, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

____________________________________________________________________________________________

*   Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

PARTS A AND B

The Prospectus and the Statement of Additional Information, each dated May 1, 2014, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 71 by reference to Registrant’s filings under Rule 497(c) as filed on May 1, 2014 and under Rule 497(e) as filed on May 2, 2014 and August 28, 2014.

A supplement dated December 16, 2014 to the Prospectus and Statement of Additional Information is included in Parts A and B of this Post-Effective Amendment No. 71.

SUPPLEMENT Dated December 16, 2014

To the Prospectus and Statement of Additional Information,

each dated May 1, 2014, as amended

Voya Marathon Plus

Issued by Voya Retirement Insurance and Annuity Company

Through Its Variable Annuity Account B

This supplement updates the Prospectus and Statement of Additional Information (the “SAI”) for your variable annuity contract.  Please read it carefully and keep it with your copy of the Prospectus and SAI for future reference.  If you have any questions, please call Customer Service at 1-800-366-0066.

______________________________________________________________________________________________

Important Information Regarding Upcoming Investment Portfolio Reorganizations

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize the Voya Global Resources Portfolio (the “Merging Portfolio”) with and into the Voya Global Value Advantage Portfolio (the “Surviving Portfolio”).  The proposed reorganization is subject to shareholder approval.  If shareholder approval is obtained, the reorganization is expected to take place on or about March 6, 2015 (the “Reorganization Date”).

Prior to the Reorganization Date, you may reallocate your contract value in the Merging Portfolio to another investment portfolio or fixed option currently available under your contract.  This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract.

On the Reorganization Date, your contract value remaining in the Merging Portfolio will automatically become an investment in the Surviving Portfolio with an equal total net asset value.  You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

After the Reorganization Date, the Merging Portfolio will no longer be available under the contract.  Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to the Merging Portfolio will be automatically allocated to the Surviving Portfolio, if the Surviving Portfolio is then available to new investments.  You may provide alternative instructions by calling Customer Service at the number above.

Information about the Voya Global Value Advantage Portfolio. In connection with the upcoming reorganization, effective on the Reorganization Date, the Voya Global Value Advantage Portfolio (Class S) will be added under your contract as an available investment option. The following chart lists summary information regarding the Voya Global Value Advantage Portfolio and is added to APPENDIX III –Description of Underlying Funds in the Prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Value Advantage Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.

Important Information Regarding The Company

The third paragraph under “OTHER TOPICS - The Company” section in your Prospectus and the third paragraph under the “General Information and History” section in your SAI are deleted and replaced with the following:

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of November 18, 2014, ING’s ownership of Voya was approximately 19%. Under an agreement with the European commission, ING is required to divest itself of 100% of Voya by the end of 2016.

X.34370-14	Page 2 of 2	December 2014

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Incorporated by reference in Part A
Condensed Financial Information
		(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2013
		-	Statements of Operations for the year ended December 31, 2013
		-	Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company (name changed to Voya Retirement Insurance and Annuity Company):
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2013, and 2012
		-	Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011
		-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2013, 2012 and 2011
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2013, 2012 and 2011
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011
		-	Notes to Consolidated Financial Statements
	(b)	Exhibits
(1)

Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 033-75986, as filed on April 22, 1996.)

		(2)	Not Applicable.
		(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(3.2)

Underwriting Agreement dated November 17, 2006, between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-75996, as filed on December 20, 2006.)

		(3.3)	Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
		(3.4)	Federated Broker Dealer Agreement (9/2/94). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 33-79122, as filed on August 16, 1995.)
(3.5)

Intercompany Agreement dated December 22, 2010 between Directed Services LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-167680, as filed on February 11, 2011.)

(3.6)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC). (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-167680, as filed on April 9, 2014).

(3.7)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) (Incorporated herein by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.)

(3.8)

Intercompany Agreement dated December 22, 2010 between ING Investment Management LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-167680, as filed on February 11, 2011.)

(3.9)

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) and ING Life Insurance and Annuity Company (ILIAC), (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4, File No. 333-167680, as filed on April 9, 2014).

(3.10)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) (Incorporated herein by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.)

(4.1)	Variable Annuity Contract (G-CDA-97(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)
(4.2)

Variable Annuity Contract Certificate (GMCC-97(NY)) to Contract G-CDA-97(NY). (Incorporated herein by reference to Post-effective Amendment 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(4.3)	Variable Annuity Contract (G-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(4.4)

Variable Annuity Contract Certificate (MP1CERT(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)

(4.5)	Variable Annuity Contract (I-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)
(4.6)	Variable Annuity Contract (G-MP1(5/96)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.7)

Variable Annuity Contract Certificate (MP1CERT(5/96)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.8)	Variable Annuity Contract (G-CDA-96(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.9)	Variable Annuity Contract (I-MP1(5/96)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)
(4.10)

Variable Annuity Contract Certificate (GMCC-96(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.11)	Variable Annuity Contract (G-CDA-IC(NQ)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.)
(4.12)

Variable Annuity Contract Certificate (GMCC-IC(NQ)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.)

(4.13)

Variable Annuity Contract Certificate (GMCC-IC(NQ/MP)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.)

(4.14)	Variable Annuity Contract (G-CDA-IC(IR)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.)
(4.15)

Variable Annuity Contract Certificate (GMCC-IC(IR)). (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 9, 1999.)

(4.16)	Variable Annuity Contract (I-CDA-IC(IR/MP)). (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 17, 1998.)
(4.17)

Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)), (GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)) and (GMCC-IC(NQ/NY)). (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 33-87932), as filed on September 19, 1995.)

(4.18)

Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.19)

Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.20)

Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.21)

Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract G-MP1(5/96) and Certificate MP1CERT(5/96). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.22)

Endorsement (MP1IRA(11/96)) to Contract G-CDA-96(NY) and Certificate GMCC-96(NY). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 21, 1997.)

(4.23)

Endorsement (MP1END(9/97)) to Contract I-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 29, 1997.)

(4.24)

Endorsement (E1-MPROTH-97)) to Contract G-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(4.25)

Endorsement (EI1MPROTH-97)) to Contract IMP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(4.26)

Endorsement (MP1IRA(11/97) to Contract G-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(4.27)

Endorsement (I-MP1IRA(11/97) to Contract I-MP1(5/97)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(4.28)

Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and Certificate MP1CERT(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 12, 1998.)

(4.29)

Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 12, 1998.)

(4.30)

Endorsement (MPNQEND(4/95) to Contract G-CDA-IC(NQ). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.31)

Endorsement (MPIREND(4/95) to Contract G-CDA-IC(IR). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.32)

Endorsement (IMPNQEND(4/95) to Contract I-CDA-IC(NQ/MP). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.33)

Endorsement (EMPGET98) to Contract G-MP1(5/97). (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4, File No. 33-34370, as filed on September 14, 1998.)

(4.34)

Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.35)

Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No. 33-34370, as filed on February 27, 1998.)

(4.36)	Endorsement (EGET(99) to Contracts.. (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 7, 1999.)
(4.37)

Endorsement ENMCHG(05/02) and ENMCHG1(05/02) for name change. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(4.38)

Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract G-MP1(5/97). (Incorporated herein by reference to post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 8, 2002.)

(4.39)

Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual Contract I-MP1(5/97). (Incorporated herein by reference to post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on April 8, 2002.)

(5.1)

Variable Annuity Contract Application (MPAPPNY(1/96)). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-34370, as filed on December 16, 1997.)

(5.2)

Variable Annuity Contract Application (300-MAR-IB). (Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 33-34370, as filed on August 18, 1997.)

(5.3)

Variable Annuity Contract Application (710.6.13). (Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4, File No. 33-34370, as filed on August 18, 1997.)

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-23376, as filed on March 31, 2008.)

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on March 31, 2008.)

(7)	Not Applicable
(8.1)

Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.2)

Amendment dated November 9, 1998, to Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on December 14, 1998.)

(8.3)

Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)

(8.4)

Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.5)

Fourth Amendment dated May 1, 2000 , to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February 11, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.6)

Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11, 2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as filed on April 13, 2001.)

(8.7)

Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 , and February 27, 2001, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4, File No. 33-75988, as filed on April 13, 2004.)

(8.8)

Service Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)

(8.9)

Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)

(8.10)

Second Amendment dated February 11, 2000, to Service Agreement effective as of May 1, 1998, and amended on November 4, 1998, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.11)

Third Amendment dated May 1, 2000 , to Service Agreement effective as of May 1, 1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)

(8.12)

Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of May 1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000, between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 13, 2004.)

(8.13)

Fund Participation Agreement dated December 1, 1997, among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 19, 1998.)

(8.14)

Service Agreement dated December 1, 1997, between Calvert Asset Management Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-01107, as filed on February 19, 1998.)

(8.15)

Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October 16, 2007, between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 60 to Registration Statement on form N-4, File No. 33-75962, as filed on June 15, 2007.)

(8.16)

Amended and Restated Participation Agreement as of June 26 2009 by and among ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.)

(8.17)

First Amendment effective June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.)

(8.18)

Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 33-75962, a filed on July 27, 2007.)

(8.19)

Service Agreement effective as of June 1, 2002, by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-75988, as filed on August 5, 2004.)

(8.20)

Service Contract effective as of June 1, 2002, by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4, File No. 33-75988, as filed on August 5, 2004.)

(8.21)

First Amendment effective April 1, 2005 to Service Contract between Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.)

(8.22)

Second Amendment effective April 1, 2006 to Service Contract between Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.)

(8.23)

Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October 16, 2007, between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.)

(8.24)

Fund Participation Agreement dated April 30, 2003, among ING Life Insurance and Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective Amendment No. 54 to Registration Statement on Form N-1A, File No. 33-23512, as filed on August 1, 2003.)

(8.25)

Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.)

(8.26)

Fund Participation Agreement dated as of November 28, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(8.27)

Amendment dated March 5, 2002, between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Fund Participation Agreement dated November 28, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(8.28)

Amendment dated May 1, 2003 , between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to Fund Participation Agreement dated November 28, 2001, and subsequently amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)

(8.29)

Amendment dated November 1, 2004, to the Fund Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001, and subsequently amended on March 5, 2002, and May 1, 2003 . (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1, 2005.)

(8.30)

Amendment dated April 29, 2005, to the Fund Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001, and subsequently amended on March 5, 2002, May 1, 2003 , and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)

(8.31)

Amendment dated August 31, 2005, to the Fund Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, and November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)

(8.32)

Amendment dated December 7, 2005, to the Fund Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)

(8.33)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001, between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(8.34)

Amendment dated March 5, 2002, between Portfolio Partners (to be renamed ING Partners, Inc. effective may 1, 2002 ) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)

(8.35)

Amendment dated May 1, 2003 , by and between ING Portfolio Partners, Inc. to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4, File No. 33-75988, as filed on April 1, 2003.)

(8.36)

Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 (Incorporated herein by reference to Initial Registration Statement on Form N-4 (File No.333-134760), as filed on June 6, 2006.)

(8.37)

Amendment dated April 29, 2005, to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003 , and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)

(8.38)

Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 , November 1, 2004 and April 29, 2005 (Incorporated herein by reference to Initial Registration Statement on Form N-4 (File No.333-134760), as filed on June 6, 2006.)

(8.39)

Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 , November 1, 2004, April 29, 2005 and December 7, 2005 (Incorporated herein by reference to Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.)

(8.40)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.)

(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable
(12)	Not Applicable

(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney, attached.

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Alain M. Karaoglan	230 Park Avenue New York, NY 10169	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive West Chester, PA 19380	Director
Ewout L. Steenbergen	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Bridget M. Healy	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Counsel
Tina A. Campbell	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Senior Vice President and Deputy General Counsel
Boyd G. Combs	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Ralph R. Ferraro	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Michael J. Gioffre	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Compliance
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Mark B. Kaye	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Richard T. Mason	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Gilbert E. Mathis	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Steven T. Pierson	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance

Name	Principal Business Address	Positions and Offices with Depositor
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Spencer T. Shell	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

*      These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File No. 333-196391), as filed with the Securities and Exchange Commission on November 21, 2014.

Item 27.	Number of Contract Owners
As of November 30, 2014 there were 4,064 qualified contract owners and 4,092 non-qualified contract owners.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a “Financial Institutional Bond”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

	(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Principal Underwriter
James L. Nichols, IV	One Orange Way Windsor, CT 06095-4774	Director and President
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Richard H. Linton, Jr.	One Orange Way Windsor, CT 06095-4774	Director
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327	Senior Vice President , Tax
David S. Pendergrass	5780 Powers Ferry Road, NW Atlanta, GA 30327	Senior Vice President and Treasurer
Megan A. Hulddeston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Secretary

	(c)	Compensation from January 1, 2013 to December 31, 2013:
		(1)	(2)	(3)	(4)	(5)
		Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
		Voya Financial Partners, LLC				$1,889,839.98

*

Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2013.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and Voya Services Company at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive, West Chester, PA a19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(ii)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff's No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans SEC No-Action Letter, 2012 WL 3862169, August 30, 2012

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Voya Retirement Insurance and Annuity Company, Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment 71 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, State of Connecticut, on the 16th day of December, 2014.

By: VARIABLE ANNUITY ACCOUNT B
(Registrant)

By: VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)

By: Alain M. Karaoglan*
Alain M. Karaoglan President and Director (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on December 16, 2014.

Signatures	Titles

Alain M. Karaoglan*	President and Director
Alain M. Karaoglan	(principal executive officer)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

Mark B. Kaye*	Senior Vice President and Chief Financial Officer
Mark B. Kaye	(principal financial officer)

Michael S. Smith*	Director
Michael S. Smith

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Executed by J. Neil McMurdie as Attorney-in-Fact pursuant to Powers of Attorney.

Exhibit Index

Item	Exhibit	Type #

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10

24(b)(14)	Powers of Attorney	EX-99.B14